Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		12 Months Ended		161 Months Ended	164 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Mar. 31, 2012
Income Statement [Abstract]
License revenues	$ 100,000	$ 0	$ 0	$ 0	$ 0	$ 100,000
Operating Expenses:
Selling, general and administrative	308,956	326,604	827,674	2,307,972	9,573,327	9,882,283
Research and development	142,963	87,216	111,554	194,588	7,820,258	7,963,221
Loss from operations	(351,919)	(413,820)	(939,228)	(2,502,560)	(17,393,585)	(17,745,504)
Other income (expense)
Interest expense	(21,082)	(18,493)	(75,000)	(55,479)	(1,706,234)	(1,727,316)
Interest income	0	0	0	512	127,581	127,581
Loss from extinguishment of debt	(1,006,087)	0	0	0	0	(1,006,087)
Gain on settlement	0	0	0	0	375,000	375,000
Gain on forgiveness of liabilities	0	0	60,292	26,299	176,505	176,505
Total other expense, net	(1,027,169)	(18,493)	(14,708)	(28,668)	(1,027,148)	(2,054,317)
Net loss	(1,379,088)	(432,313)	(953,936)	(2,531,228)	(18,420,733)	(19,799,821)
Deemed dividend to preferred stockholders	0	0	(100,000)	0	(100,000)	(100,000)
Net loss attributable to common stockholders	$ (1,379,088)	$ (432,313)	$ (1,053,936)	$ (2,531,228)	$ (18,520,733)	$ (19,899,821)
Net loss per common share, basic and diluted	$ (0.26)	$ (0.22)	$ (0.53)	$ (1.28)
Weighted average common shares outstanding, basic and diluted	5,316,391	1,991,508	1,989,014	1,973,155